Summary of Significant Accounting Policies -10Q (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Schedule of Inventory	Inventory as of December 31, 2022 and 2021 consisted of:

	December 31, 2022	December 31, 2021
Raw materials	$9,116,824	$8,253,104
Work in process	3,165,876	2,480,979
Finished goods	12,975,669	13,685,571
Inventory	$25,258,369	$24,419,654
Inventory at June 30, 2023, and December 31, 2022, consisted of:

	June 30, 2023	December 31, 2022
Raw materials	$9,726,538	$9,116,824
Work in process	3,528,187	3,165,876
Finished goods	10,764,288	12,975,669
Inventory	$24,019,013	$25,258,369

Schedule of Computation of Basic and Diluted EPS

	For the Year Ended December 31, 2022			For the Year Ended December 31, 2021
	Net loss	Shares	Per Share Amount	Net loss	Shares	Per Share Amount
Basic EPS
Loss available to stockholders	$(12,875,313)	190,779,052	$(0.07)	$(19,483,138)	164,216,808	$(0.12)
Effect of Dilutive Securities
Stock options and warrants	—	—	—	—	—	—
Dilute EPS
Loss available to stockholders plus assumed conversions	$(12,875,313)	190,779,052	$(0.07)	$(19,483,138)	164,216,808	$(0.12)
The following table illustrates the computation of basic and diluted earnings per share (“EPS”) inclusive of all classes of common stock as the only difference between the classes of common stock are related to the voting rights for the three and six months ended June 30, 2023 and 2022:

	For the Three Months Ended June 30, 2023			For the Three Months Ended June 30, 2022
	Net Loss	Shares	Per Share Amount	Net Income	Shares	Per Share Amount
Basic EPS
Net income (loss)	$(4,551,866)	25,103,271	$(0.18)	$1,539,806	22,899,822	$0.07
Effect of Dilutive Securities
Stock options and warrants	—	—	—	—	—	—
Dilute EPS
Total	$(4,551,866)	$25,103,271	$(0.18)	$1,539,806	$22,899,822	$0.07

	For the Six Months Ended June 30, 2023			For the Six Months Ended June 30, 2022
	Net Loss	Shares	Per Share Amount	Net Loss	Shares	Per Share Amount
Basic EPS
Net loss	$(10,321,009)	25,076,452	$(0.41)	$(2,459,754)	22,890,560	$(0.11)
Effect of Dilutive Securities
Stock options and warrants	—	—	—	—	—	—
Dilute EPS
Total	$(10,321,009)	25,076,452	$(0.41)	$(2,459,754)	22,890,560	$(0.11)

Disaggregation of Revenue

	Year ended December 31,
	2022	2021
Sale of goods
Circuit boards and cables	$18,780,769	$15,700,902
Supplements	12,889,992	11,674,220
Electronics	41,191,146	1,543,469
Total sale of goods	72,861,907	28,918,591

Sale of services
Construction contracts	30,098,249	22,462,399
Drone 3D mapping	1,602,846	259,823
Total sale of services	31,701,095	22,722,222
Total revenues	$104,563,002	$51,640,813
The following tables presents our revenues disaggregated by type for the three months ended June 30, 2023 and 2022:

	Three Months Ended June 30, 2023
	Construction Services	Manufacturing	Defense	Technologies	Aerospace	Total
Sale of goods	$—	$12,886,116	$—	$8,660,465	$—	$21,546,581
Sale of services	3,660,886	—	2,413,363	—	401,196	6,475,445
Total revenues	$3,660,886	$12,886,116	$2,413,363	$8,660,465	$401,196	$28,022,026

	Three Months Ended June 30, 2022
	Construction Services	Manufacturing	Defense	Technologies	Aerospace	Total
Sale of goods	$—	$7,530,475	$—	$9,255,658	$—	$16,786,133
Sale of services	5,669,259	—	2,472,207	—	343,527	8,484,993
Total revenues	$5,669,259	$7,530,475	$2,472,207	$9,255,658	$343,527	$25,271,126
The following tables presents our revenues disaggregated by type for the six months ended June 30, 2023 and 2022:

	Six Months Ended June 30, 2023
	Construction Services	Manufacturing	Defense	Technologies	Aerospace	Total
Sale of goods	$—	$22,206,937	$—	$16,216,383	$—	$38,423,320
Sale of services	7,806,890	—	5,383,450	—	770,079	13,960,419
Total revenues	$7,806,890	$22,206,937	$5,383,450	$16,216,383	$770,079	$52,383,739

	Six Months Ended June 30, 2022
	Construction Services	Manufacturing	Defense	Technologies	Aerospace	Total
Sale of goods	$—	$16,178,570	$—	$19,049,646	$—	$35,228,216
Sale of services	9,725,463	—	5,160,188	—	749,413	15,635,064
Total revenues	$9,725,463	$16,178,570	$5,160,188	$19,049,646	$749,413	$50,863,280